Subsequent Events	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Subsequent Events
Subsequent Events
Declaration of Dividends
Our board of directors declared the following dividends at its regularly scheduled board meeting held on January 26, 2011:

Class	Quarterly Amount/Share	Record Date	Payment Date
Common	$0.17	February 14, 2011	February 28, 2011
Preferred (per depositary share):
Series J	$0.414063	February 14, 2011	February 28, 2011
Series K	$0.406250	February 14, 2011	February 28, 2011
Series L	$0.412500	February 14, 2011	February 28, 2011
Series M	$0.434375	March 17, 2011	March 31, 2011
Series N	$0.453125	March 17, 2011	March 31, 2011
Series O	$0.523438	March 17, 2011	March 31, 2011
In January and February 2011, we acquired an additional twelve buildings pursuant to our planned acquisition of the Premier Portfolio. These additional buildings were acquired for $115.7 million, which included the assumption of secured loans with a total face value of $90.8 million.